Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Federal:
Current									$ 40,314	$ 87,804	$ 57,173
Deferred									8,952	(10,142)	21,961
Federal									49,266	77,662	79,134
State:
Current									4,243	4,991	3,600
Deferred									(116)	31	1,351
State									4,127	5,022	4,951
Total
Current									44,557	92,795	60,773
Deferred									8,836	(10,111)	23,312
Income tax expense (benefit)	$ 15,826	$ 13,100	$ 15,502	$ 8,965	$ 20,865	$ 21,239	$ 20,721	$ 19,859	$ 53,393	$ 82,684	$ 84,085